GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of financial income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ (12.0)	$ (6.4)		$ 3.1
Realized loss on sale of marketable securities, net			[1]	6.7
Financial income, net	114.0	96.1		76.5
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	105.0	93.6		92.4
Amortization of marketable securities premium and accretion of discount, net	12.0	6.4		0.0
Total financial expense	117.0	100.0		92.4
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	0.0	0.0		3.1
Realized loss on sale of marketable securities, net	0.0	0.0		6.7
Foreign currency re-measurement loss	1.0	2.1		3.8
Others	2.0	1.8		2.3
Total financial expense	$ 3.0	$ 3.9		$ 15.9

[1]	Represents an amount lower than $0.1